Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 29, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 836,129		$ 836,129		$ 834,416	$ 841,522	$ 836,318
Impairment charge of goodwill					2,300
Accumulated impairment losses					2,300	0
Impairment charge of definite-lived intangible assets					2,900
Intangible assets, net	503,146		503,146		558,395	703,226
Amortization expense			54,073	$ 62,934	125,451	143,578	160,424
Amortization expense related to intangible assets	29,300	$ 33,900	58,500	67,900	134,800	151,300	164,200
Finite-Lived Patents, Gross	300		300		400
Smartrove Acquisition
Finite-Lived Intangible Assets [Line Items]
Goodwill								$ 1,765
Customer contracts | Wildfire Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets					2,100
Space Monkey technology | Space Monkey Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets					7,100
Non-compete agreements | Wildfire Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets					800
Non-compete agreements | Space Monkey Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets					1,200
Smartrove Technology | Smartrove Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets					4,000
Other Related Technology | Smartrove Acquisition
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets					700
Patents | Domain Names And Internet Protocol Addresses
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net					1,400
Capitalized Software Development Costs
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 300	$ 300	$ 600	$ 600	$ 1,300	$ 1,300	$ 100